Fair value of financial instruments - Summary of Carrying Amount of Convertible Notes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Carrying amount	$ 328,981	$ 324,395	$ 323,528
Amount the Company is contractually obligated to pay to holders of the Convertible Notes at maturity	546,842	546,842
Difference between carrying amount and the amount the Company is contractually obligated to pay to holders of Convertible Notes at maturity	$ (217,861)	$ (222,447)